UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

  January 1, 2012   to   December 31, 2012

Date of Report (Date of earliest event reported) December 31, 2012

Commission File Number of securitizer: 025-01062

Central Index Key Number of securitizer:  0001186142

ME Portfolio Management Limited
Name of Securitizer

John Caelli: +613 9708 3825
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ME Portfolio Management Limited (Securitizer)

By:	/s/ John Caelli
Name: John Caelli
Title: General Manager, Markets

By:	/s/ Nicholas Vamvakas
Name: Nicholas Vamvakas
Title: Chief Risk Officer

Date: February 14, 2013